Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues
Revenues	$ 192,868,505	¥ 1,326,067,405	¥ 1,712,703,256	¥ 1,131,426,133
Business taxes and related surcharges	(628,862)	(4,323,742)	(6,541,634)	(3,715,689)
Net revenues	192,239,643	1,321,743,663	1,706,161,622	1,127,710,444
Operating cost and expenses:
Cost of revenues	(99,564,927)	(684,558,659)	(737,507,904)	(477,034,912)
Selling expenses	(44,094,331)	(303,170,575)	(282,171,751)	(237,297,482)
General and administrative expenses	(39,965,481)	(274,782,664)	(204,052,576)	(155,958,876)
Impairment loss of goodwill	(38,966,995)	(267,917,575)	0	0
Other operating income	7,089,360	48,742,897	41,138,443	37,385,834
Total operating cost and expenses	(215,502,374)	(1,481,686,576)	(1,182,593,788)	(832,905,436)
Income (loss) from operations	(23,262,731)	(159,942,913)	523,567,834	294,805,008
Interest income	580,335	3,990,096	11,385,895	3,712,918
Investment income (loss)	(42,525)	(292,384)	10,012,216	12,619,887
Gain from deconsolidation of a subsidiary	81,671	561,528
Exchange gain (loss)	614,921	4,227,896	(2,040,641)	(19,568)
Income (loss) before taxes and gain from equity in affiliates	(22,028,329)	(151,455,777)	542,925,304	311,118,245
Income tax expense	(18,886,680)	(129,855,367)	(122,998,509)	(82,612,132)
Gain (loss) from equity in affiliates	(16,505,877)	(113,486,155)	2,579,447	1,539,316
Net income (loss)	(57,420,886)	(394,797,299)	422,506,242	230,045,429
Net (income) loss attributable to noncontrolling interests	1,025,857	7,053,281	(13,014,063)	(22,461,561)
Net income (loss) attributable to ordinary shareholders	$ (56,395,029)	¥ (387,744,018)	¥ 409,492,179	¥ 207,583,868
Net income (loss) per share:
Basic (in dollars per share) | (per share)	$ (0.28)	¥ (1.93)	¥ 2.09	¥ 1.08
Diluted (in dollars per share) | (per share)	$ (0.28)	¥ (1.93)	¥ 1.99	¥ 1.03
Weighted average number of shares used in computation:
Basic (in shares)	200,480,910	200,480,910	195,467,414	192,674,014
Diluted (in shares)	200,480,910	200,480,910	205,671,904	200,765,917
Third party
Revenues
Revenues	$ 48,759,598	¥ 335,246,612	¥ 479,917,547	¥ 415,295,453
Related party
Revenues
Revenues	$ 144,108,907	¥ 990,820,793	¥ 1,232,785,709	¥ 716,130,680